Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of intangible assets [Abstract]
Copyrights of online education academy courses	$ 14,453,243
Less: Accumulated amortization	(2,180,917)
Intangible assets, net	$ 12,272,326